UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Dalton Investments LLC
Address: 12424 Wilshire Boulevard, Suite 600

         Los Angeles, CA  90025

13F File Number:  28-12151

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Joy L. Milan, JD
Title:     Vice President - Compliance & Legal Affairs
Phone:     (310) 882-4141

Signature, Place, and Date of Signing:

     /s/ Joy L. Milan, JD     Los Angeles, CA     February 11, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     43

Form13F Information Table Value Total:     $60,076 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACACIA RESH CORP               ACACIA TCH COM   003881307      656    73093 SH       Sole                    73093        0        0
ALDILA INC                     COM NEW          014384200      260    15847 SH       Sole                    15847        0        0
ALTRIA GROUP INC               COM              02209s103     5786    76550 SH       Sole                    76550        0        0
ANADARKO PETE CORP             COM              032511107     1110    16900 SH       Sole                    16900        0        0
APPLE INC                      COM              037833100      487     2460 SH       Sole                     2460        0        0
BANCROFT FUND LTD              COM              059695106      271    14021 SH       Sole                    14021        0        0
BERKSHIRE HATHAWAY INC DEL     CL B             084670207     9661     2040 SH       Sole                     2040        0        0
CABLEVISION SYS CORP           CL A NY CABLVS   12686c109     2156    88000 SH       Sole                    88000        0        0
CASTLE CONV FD INC             COM              148443104      301    13189 SH       Sole                    13189        0        0
CIMAREX ENERGY CO              COM              171798101     1204    28300 SH       Sole                    28300        0        0
CLEAR CHANNEL COMMUNICATIONS   COM              184502102     1553    45000 SH       Sole                    45000        0        0
COMCAST CORP NEW               CL A             20030N101      548    30000 SH       Sole                    30000        0        0
CONOCOPHILLIPS                 COM              20825c104     2917    33030 SH       Sole                    33030        0        0
DG FASTCHANNEL INC             COM              23326r109     3022   117874 SH       Sole                   117874        0        0
E M C CORP MASS                COM              268648102     1116    60200 SH       Sole                    60200        0        0
E TRADE FINANCIAL CORP         COM              269246104      185    52000 SH       Sole                    52000        0        0
ELLSWORTH FUND LTD             COM              289074106      771    94540 SH       Sole                    94540        0        0
EVERGREEN MULTI SECT INC FUN   COM SHS          30024Y104      256    16310 SH       Sole                    16310        0        0
ISHARES TR                     MSCI GRW IDX     464288885      293     3764 SH       Sole                     3764        0        0
ISHARES TR                     US TIPS BD FD    464287176      600     5671 SH       Sole                     5671        0        0
ISHARES TR                     MSCI EAFE IDX    464287465      322     4108 SH       Sole                     4108        0        0
ISHARES TR                     LEHMAN 10-20YR   464288653      844     8037 SH       Sole                     8037        0        0
ISHARES TR                     RUSSELL 1000     464287622      386     4845 SH       Sole                     4845        0        0
LIBERTY GLOBAL INC             COM SER A        530555101      588    15000 SH       Sole                    15000        0        0
LIBERTY GLOBAL INC             COM SER C        530555309     2181    59600 SH       Sole                    59600        0        0
LIBERTY MEDIA HLDG CORP        INT COM SER A    53071m104      591    31000 SH       Sole                    31000        0        0
LIBERTY MEDIA HLDG CORP        CAP COM SER A    53071m302      373     3200 SH       Sole                     3200        0        0
LIONBRIDGE TECHNOLOGIES INC    COM              536252109       36    10000 SH       Sole                    10000        0        0
LOEWS CORP                     CAROLNA GP STK   540424207     8359    98000 SH       Sole                    98000        0        0
NUVEEN PERFORMANCE PLUS MUN    COM              67062p108      204    15249 SH       Sole                    15249        0        0
NUVEEN PREMIER MUN INCOME FD   COM              670988104      136    10574 SH       Sole                    10574        0        0
PARLUX FRAGRANCES INC          COM              701645103       56    13763 SH       Sole                    13763        0        0
PLATINUM UNDERWRITER HLDGS L   COM              g7127p100     2134    60000 SH       Sole                    60000        0        0
POWERSHARES DB G10 CURCY HAR   COM UT BEN INT   73935y102     2885   105000 SH       Sole                   105000        0        0
RESOURCE CAP CORP              COM              76120w302      170    18300 SH       Sole                    18300        0        0
STREETTRACKS GOLD TR           GOLD SHS         863307104     1620    19642 SH       Sole                    19642        0        0
VANGUARD BD INDEX FD INC       TOTAL BND MRKT   921937835      214     2759 SH       Sole                     2759        0        0
VANGUARD INDEX FDS             LARGE CAP ETF    922908637      888    13521 SH       Sole                    13521        0        0
VANGUARD INDEX FDS             GROWTH ETF       922908736     1855    28772 SH       Sole                    28772        0        0
VANGUARD INDEX FDS             SMALL CP ETF     922908751      268     3939 SH       Sole                     3939        0        0
VANGUARD INDEX FDS             STK MRK ETF      922908769      543     3744 SH       Sole                     3744        0        0
VANGUARD INTL EQUITY INDEX F   ALLWRLD EX US    922042775     2140    36513 SH       Sole                    36513        0        0
WESTERN ASSET CLYM INFL OPP    COM              95766r104      130    11036 SH       Sole                    11036        0        0